BANK DEBT (Tables)	12 Months Ended
Dec. 31, 2012
BANK DEBT [Abstract]
Schedule of Repayment of Bank Debt
Set forth in the table below are the future scheduled dates for repayment of the Bank debt:

Repayment

June 30, 2013	$10,266
June 30, 2014	15,000
June 30, 2015	15,000
June 30, 2016	15,000
June 30, 2017	18,596

$73,862